21. Payroll, Social Charges and Accruals	12 Months Ended
Dec. 31, 2017
Payroll Social Charges And Accruals
Payroll, Social Charges and Accruals

	12.31.2017	12.31.2016
Social security liabilities
Taxes and social contribution	49,748	50,016
Social security charges on paid vacation and 13th salary	32,686	35,570
	82,434	85,586
Labor liabilities
Payroll, net	1,796	835
Vacation	106,450	111,021
Profit sharing	68,817	64,814
Voluntary termination	38,642	25,532
Profit sharing	15,828	9
	231,533	202,211
	313,967	287,797